Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill
Goodwill

Note 5 Goodwill

In 2016, the Company completed the TransFirst acquisition resulting in an additional $1.7 billion of goodwill being recorded. In addition, there was a downward adjustment to goodwill of $584,000 related to income tax reserves associated with the Netspend acquisition. In 2017, the Company adjusted the Netspend goodwill due to a tax adjustment of $1.8 million relating to uncertain tax positions.  In 2017, the Company decreased the Merchant Solutions goodwill due to deferred tax adjustments of $12.1 million and the write-off of a note receivable of $727,000 on the opening balance sheet of TransFirst.

The gross amount and accumulated impairment losses of goodwill as of December 31, 2017 and 2016 are as follows:

	2017
(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Consolidated
Gross amount	$99,465	2,132,653	1,035,965	$3,268,083
Accumulated impairment losses	(1,787)	(2,225)	-	(4,012)
Goodwill, net	$97,678	2,130,428	1,035,965	$3,264,071

	2016
	Issuer Solutions	Merchant Solutions	Netspend	Consolidated
Gross amount	$96,733	2,144,061	1,034,170	$3,274,964
Accumulated impairment losses	(1,787)	(2,225)	-	(4,012)
Goodwill, net	$94,946	2,141,836	1,034,170	$3,270,952

Below are the balances of goodwill as of December 31, 2017 and 2016 along with the related changes in carrying value.

(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Consolidated
Balance as of December 31, 2015	$98,090	413,748	1,033,586	$1,545,424
Netspend tax adjustment	-	-	584	584
TransFirst acquisition	-	1,728,088	-	1,728,088
Currency translation adjustments	(3,144)	-	-	(3,144)
Balance as of December 31, 2016	$94,946	2,141,836	1,034,170	$3,270,952
Netspend tax adjustment	-	-	1,795	1,795
TransFirst acquisition adjustments	-	(11,408)	-	(11,408)
Currency translation adjustments	2,732	-	-	2,732
Balance as of December 31, 2017	$97,678	2,130,428	1,035,965	$3,264,071

Refer to Note 22 for more information on acquisitions.